Taxes Payable (Details) - Schedule of taxes payable - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Taxes Payable [Abstract]
Value-added tax	¥ 530,980	¥ 251,087
Surtaxes	84,187	6,638
Withholding individual income tax	33,971	12,002
Total	¥ 649,138	¥ 269,727